Long-term debt (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 08, 2014	May 10, 2013
Disclosure of subsidiaries [line items]
Additional short-term and long-term outstanding balance	$ 854,459	$ 482,432
Carrying Amount	3,752,113	3,274,235	$ 3,472,993
Grupo Taca Holdings Limited, and Avianca Leasing, LLC [Member]
Disclosure of subsidiaries [line items]
Carrying Amount	550,000	550,000
8.375% Senior Notes Due on 2020 [Member]
Disclosure of subsidiaries [line items]
Carrying Amount				$ 250,000	$ 300,000
Percentage of placement price				104.50%
Short-Term Borrowings [Member]
Disclosure of subsidiaries [line items]
Outstanding balance	2,288,605	2,218,509
Carrying Amount	79,263	62,302
Private Offering [Member]
Disclosure of subsidiaries [line items]
Debt issuance	338,448	154,049
Notes and loans finance to purchased aircraft		3,649
Bond refinance		57,308
Debt used for general working capital purposes	$ 150,000	$ 19,527